ACQUISITION (Details 7)	Jun. 30, 2022 CAD ($)
ASSET ACQUISITION OF STAR BUDS INTERNATIONAL INC.
33,500,000 common shares at $0.17 per share	$ 5,695,000
Initial promissory note	381,093
Additional promissory notes	302,678
Total	6,378,771
Liabilities assumed	55,000
Other	6,433,771
Leasehold improvements	1,060,224
Rental deposits	129,580
Intangible asset - Star Buds trade name	5,243,967
Balance	$ 6,433,771